Summary of Significant Accounting Policies - Effect of Adoption, Other Comprehensive Income (Loss) Statement (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 6,305	$ 3,482	$ (1,161)	$ 1,899	$ 3,337	$ 2,230	$ (107)	$ (106)	$ (1,057)	$ 4,752	$ 6,305	$ 3,482	$ (1,552)
Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit)	(7,473)	(2,133)									(7,473)	(2,133)	1,417
Change in unrealized gains (losses) on securities with credit impairment, net of tax expense (benefit) of: $(1), $1, and $1 for the years ended December 31, 2022, 2021 and 2020, respectively											(2)	3	4
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	1,303	397									1,303	397	0
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	1,468	(332)
Total other comprehensive income (loss)	(4,704)	(2,065)									$ (4,704)	(2,065)	1,421
Comprehensive income (loss) attributable to Jackson Financial Inc.	1,601	1,417
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	5,813	3,247										3,247	(1,552)
Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit)	(7,199)	(2,073)
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	0	0
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	0	0
Total other comprehensive income (loss)	(7,201)	(2,070)
Comprehensive income (loss) attributable to Jackson Financial Inc.	(1,388)	1,177
Effect of Changes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	492	235										$ 235	$ 0
Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit)	(274)	(60)
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	1,303	397
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	1,468	(332)
Total other comprehensive income (loss)	2,497	5
Comprehensive income (loss) attributable to Jackson Financial Inc.	$ 2,989	$ 240